Sales Concentration	12 Months Ended
Jul. 31, 2019
Risks and Uncertainties [Abstract]
Sales Concentration

11. Sales Concentration

Net product sales were $1,909,000 and $1,774,000 for the years ended July 31, 2019 and 2018, respectively. For the year ended July 31, 2019, one individual customer accounted for 15%, and two individual customers accounted for 11% of our net product sales. No other individual customer accounted for 10% or more of our net product sales. For the year ended July 31, 2018, three individual customers accounted for 20%, 16% and 11%, of our net product sales, respectively. No other individual customer accounted for 10% or more of our net product sales. For the years ended July 31, 2018 and 2017, all net product sales occurred in the United States.